UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22391

Nuveen Build America Bond Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Build America Bond Fund (NBB)
	June 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 121.7% (99.4% of Total Investments)

	MUNICIPAL BONDS – 121.2% (98.9% of Total Investments)

	Alabama – 0.3% (0.3% of Total Investments)
$ 2,000	Baptist Health Care Authority, Alabama, An Affiliate of UAB Health System, Taxable Bond Series	No Opt. Call	A3	$ 1,922,200
	2013A, 5.500%, 11/15/43
	Arizona – 1.7% (1.4% of Total Investments)
4,070	Downtown Phoenix Hotel Corporation, Arizona, Revenue Bonds, Subordinate Lien Series 2005C,	No Opt. Call	AA–	4,116,520
	5.290%, 7/01/18 – FGIC Insured
5,000	Mesa, Arizona, Utility System Revenue Bonds, Series 2010, 6.100%, 7/01/34	7/20 at 100.00	Aa2	5,606,000
9,070	Total Arizona			9,722,520
	California – 29.9% (24.4% of Total Investments)
2,520	Alameda Corridor Transportation Authority, California, User Fee Revenue Bonds, Subordinate	No Opt. Call	BBB+	932,677
	Lien Series 2004B, 0.000%, 10/01/31 – AMBAC Insured
1,995	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Build	No Opt. Call	AA	2,588,153
	America Federally Taxable Bond Series 2009F-2, 6.263%, 4/01/49
75	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,	No Opt. Call	AA–	93,885
	Subordinate Lien, Build America Federally Taxable Bond Series 2010S-1, 6.793%, 4/01/30
500	California Infrastructure and Economic Development Bank, Revenue Bonds, University of	No Opt. Call	AA–	594,535
	California San Francisco Neurosciences Building, Build America Taxable Bond Series 2010B,
	6.486%, 5/15/49
465	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies	No Opt. Call	BB	465,237
	Project, Taxable Series 2013B, 7.000%, 8/01/18
3,005	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Build	No Opt. Call	A+	4,228,846
	America Taxable Bond Series 2009G-2, 8.361%, 10/01/34
2,050	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Build	3/20 at 100.00	A+	2,395,938
	America Taxable Bond Series 2010A-2, 8.000%, 3/01/35
7,000	California State University, Systemwide Revenue Bonds, Build America Taxable Bond Series	No Opt. Call	Aa2	8,711,290
	2010B, 6.484%, 11/01/41
7,115	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series	3/20 at 100.00	AA–	8,612,209
	2010, 7.950%, 3/01/36
16,610	California State, General Obligation Bonds, Various Purpose, Build America Taxable Bond Series	No Opt. Call	AA–	24,678,307
	2010, 7.600%, 11/01/40
1,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	No Opt. Call	BBB–	1,042,670
	University Medical Center, Series 2014B, 6.000%, 12/01/24
15,000	Los Angeles Community College District, California, General Obligation Bonds, Build America	No Opt. Call	AA+	20,074,650
	Taxable Bonds, Series 2010, 6.600%, 8/01/42
10,000	Los Angeles Community College District, Los Angeles County, California, General Obligation	No Opt. Call	AA+	13,383,100
	Bonds, Series 2010, 6.600%, 8/01/42 (UB) (4)
3,000	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax	No Opt. Call	AAA	3,592,500
	Revenue Bonds, Build America Taxable Bond Series 2010A, 5.735%, 6/01/39
	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple
	Capital Projects I, Build America Taxable Bond Series 2010B:
5,500	7.488%, 8/01/33	No Opt. Call	AA	7,017,285
18,085	7.618%, 8/01/40	No Opt. Call	AA	24,461,951
9,390	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	No Opt. Call	AA–	11,836,095
	Airport, Build America Taxable Bonds, Series 2009C, 6.582%, 5/15/39
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Federally
	Taxable – Direct Payment – Build America Bonds, Series 2010A:
50	5.716%, 7/01/39	No Opt. Call	AA–	59,101
2,840	6.166%, 7/01/40	7/20 at 100.00	AA–	3,206,956
1,685	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Federally	No Opt. Call	AA–	2,224,975
	Taxable – Direct Payment – Build America Bonds, Series 2010D, 6.574%, 7/01/45
2,000	Los Angeles Department of Water and Power, California, Water System Revenue Bonds, Tender	No Opt. Call	AA	5,464,500
	Option Bond Trust T0003, 30.210%, 7/01/42 (IF) (4)
1,000	Metropolitan Water District of Southern California, Water Revenue Bonds, Build America Taxable	7/20 at 100.00	AAA	1,185,870
	Series 2010A, 6.947%, 7/01/40
3,000	Oakland Redevelopment Agency, California, Subordinated Housing Set Aside Revenue Bonds,	No Opt. Call	A	3,293,460
	Federally Taxable Series 2011A-T, 7.500%, 9/01/19
1,365	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	No Opt. Call	AA–	1,629,919
	Build America Taxable Bonds, Series 2010B, 6.000%, 11/01/40
4,000	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	No Opt. Call	AA–	5,390,320
	Build America Taxable Bonds, Series 2010G, 6.950%, 11/01/50
4,000	San Francisco City and County, California, Certificates of Participation, 525 Golden Gate	No Opt. Call	AA	7,505,600
	Avenue, San Francisco Public Utilities Commission Office Project, Tender Option Bond Trust
	B001, 29.317%, 11/01/30 (IF)
860	Santa Clara Valley Transportation Authority, California, Sales Tax Revenue Bonds, Build	No Opt. Call	AA+	1,026,384
	America Taxable Bond Series 2010A, 5.876%, 4/01/32
	Stanton Redevelopment Agency, California, Consolidated Project Tax Allocation Bonds,
	Series 2011A:
275	6.500%, 12/01/17	No Opt. Call	A–	297,448
295	6.750%, 12/01/18	No Opt. Call	A–	327,258
2,505	University of California, General Revenue Bonds, Limited Project, Build America Taxable Bond	No Opt. Call	AA–	2,976,065
	Series 2010F, 5.946%, 5/15/45
127,185	Total California			169,297,184
	Colorado – 0.6% (0.5% of Total Investments)
3,100	Denver School District 1, Colorado, General Obligation Bonds, Build America Taxable Bonds,	No Opt. Call	AA+	3,594,667
	Series 2009C, 5.664%, 12/01/33
	Connecticut – 1.3% (1.0% of Total Investments)
6,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	7,235,640
	Bonds, Harbor Point Project, Federally Taxable – Issuer Subsidy – Recovery Zone Economic
	Development Bond Series 2010B, 12.500%, 4/01/39
	Florida – 1.0% (0.8% of Total Investments)
5,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Build America Taxable	6/19 at 100.00	AAA	5,450,600
	Bonds, Series 2010G, 5.750%, 6/01/35
	Georgia – 4.8% (3.9% of Total Investments)
9,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Taxable Build	No Opt. Call	A+	10,824,030
	America Bonds Series 2010A, 6.637%, 4/01/57
15,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Refunding	No Opt. Call	A–	16,485,900
	Taxable Build America Bonds Series 2010A, 7.055%, 4/01/57
24,000	Total Georgia			27,309,930
	Illinois – 14.6% (11.9% of Total Investments)
4,320	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Federally Taxable Build	No Opt. Call	AA	4,566,802
	America Bonds, Series 2010B, 6.200%, 12/01/40
10,925	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien,	1/20 at 100.00	A2	11,998,928
	Build America Taxable Bond Series 2010B, 6.845%, 1/01/38
11,085	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Build America Taxable Bond Series	No Opt. Call	AA	12,642,886
	2010B, 6.900%, 1/01/40
11,795	Chicago, Illinois, Water Revenue Bonds, Taxable Second Lien Series 2010B, 6.742%, 11/01/40	No Opt. Call	AA	13,418,582
15,480	Cook County, Illinois, General Obligation Bonds, Build America Taxable Bonds, Series 2010D,	No Opt. Call	AA	15,446,408
	6.229%, 11/15/34
14,000	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3,	No Opt. Call	A–	14,575,820
	6.725%, 4/01/35
5,900	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Build America Taxable Bonds,	No Opt. Call	AA–	7,130,504
	Senior Lien Series 2009A, 6.184%, 1/01/34
1,555	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Build America Taxable Bonds,	No Opt. Call	AA–	1,856,577
	Senior Lien Series 2009B, 5.851%, 12/01/34
685	Northern Illinois Municipal Power Agency, Power Project Revenue Bonds, Prairie State Project,	No Opt. Call	A2	842,228
	Build America Taxable Bond Series 2010A, 7.820%, 1/01/40
75,745	Total Illinois			82,478,735
	Indiana – 1.4% (1.1% of Total Investments)
5,000	Indiana University, Consolidated Revenue Bonds, Build America Taxable Bonds, Series 2010B,	6/20 at 100.00	Aaa	5,391,950
	5.636%, 6/01/35
2,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Build America Taxable Bonds, Series	No Opt. Call	Aa1	2,477,120
	2010B-2, 6.116%, 1/15/40
7,000	Total Indiana			7,869,070
	Kentucky – 1.8% (1.5% of Total Investments)
5,000	Kentucky Municipal Power Agency, Power Supply System Revenue Bonds, Prairie State Project,	9/20 at 100.00	AA	7,670,500
	Tender Option Bond Trust B002, 27.968%, 9/01/37 – AGC Insured (IF)
1,950	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage	No Opt. Call	AA	2,446,412
	System Revenue Bonds, Build America Taxable Bonds Series 2010A, 6.250%, 5/15/43
6,950	Total Kentucky			10,116,912
	Louisiana – 4.0% (3.2% of Total Investments)
20,350	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Build America Taxable Bonds,	2/20 at 100.00	AA	22,509,339
	Series 2010B, 6.087%, 2/01/45 (UB) (4)
	Massachusetts – 0.7% (0.6% of Total Investments)
2,000	Massachusetts, Transportation Fund Revenue Bonds, Accelerated Bridge Program, Tender Option	No Opt. Call	AAA	4,086,100
	Bond Trust T0004, 25.530%, 6/01/40 (IF) (4)
	Michigan – 0.5% (0.4% of Total Investments)
3,100	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	No Opt. Call	B–	2,680,477
	Taxable Turbo Series 2006A, 7.309%, 6/01/34
	Missouri – 0.3% (0.2% of Total Investments)
1,290	Curators of the University of Missouri, System Facilities Revenue Bonds, Build America Taxable	No Opt. Call	AA+	1,579,154
	Bonds, Series 2009A, 5.960%, 11/01/39
	Nevada – 4.8% (4.0% of Total Investments)
8,810	Clark County, Nevada, Airport Revenue Bonds, Senior Lien Series 2009B, 6.881%, 7/01/42	7/19 at 100.00	AA–	9,932,923
11,800	Clark County, Nevada, Airport Revenue Bonds, Taxable Direct Payment Build America Bond	No Opt. Call	AA–	15,987,938
	Series 2010C, 6.820%, 7/01/45
1,315	Las Vegas, Nevada, Certificates of Participation, City Hall Project, Build America Federally	9/19 at 100.00	AA–	1,531,173
	Taxable Bonds, Series 2009B, 7.800%, 9/01/39
530	Reno, Nevada, 1999 Special Assessment District 2 Local Improvement Bonds, ReTRAC Project,	No Opt. Call	BBB	537,388
	Taxable Series 2006, 6.890%, 6/01/16
22,455	Total Nevada			27,989,422
	New Jersey – 4.2% (3.4% of Total Investments)
130	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America	12/20 at 100.00	A–	135,896
	Bonds Issuer Subsidy Program, Series 2010C, 6.104%, 12/15/28
4,755	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2009F,	No Opt. Call	A+	6,619,959
	7.414%, 1/01/40
12,535	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2010A,	No Opt. Call	A+	16,881,511
	7.102%, 1/01/41
17,420	Total New Jersey			23,637,366
	New York – 13.8% (11.3% of Total Investments)
25,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Build	No Opt. Call	AAA	29,818,500
	America Taxable Bonds, Series 2010D, 5.600%, 3/15/40 (UB)
5,100	Long Island Power Authority, New York, Electric System Revenue Bonds, Build America Taxable	No Opt. Call	A–	5,532,684
	Bond Series 2010B, 5.850%, 5/01/41
7,925	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Build America	No Opt. Call	AA	11,284,091
	Taxable Bonds, Series 2010C, 7.336%, 11/15/39
100	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Build America	No Opt. Call	AA–	128,238
	Taxable Bonds, Series 2010B-1, 6.648%, 11/15/39
2,120	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/20 at 100.00	AA+	2,328,057
	Bonds, Second Generation Resolution, Build America Taxable Bonds, Fiscal 2011 Series AA,
	5.790%, 6/15/41
2,595	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	3,260,488
	Bonds, Second Generation Resolution, Build America Taxable Bonds, Series 2010DD, 5.952%, 6/15/42
2,025	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	2,544,311
	Bonds, Second Generation Resolution, Build America Taxable Bonds, Series 2010DD, 5.952%,
	6/15/42 (UB)
1,595	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	3,625,754
	Bonds, Second Generation Resolution, Taxable Tender Option Bonds Trust T30001-2,
	26.728%, 6/15/44 (IF)
6,340	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Build	No Opt. Call	AA	8,139,609
	America Taxable Bond Fiscal 2011 Series 2010S-1B, 6.828%, 7/15/40
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Build	No Opt. Call	AAA	11,729,500
	America Taxable Bonds, Series 2010G-1, 5.467%, 5/01/40 (4)
62,800	Total New York			78,391,232
	North Carolina – 2.0% (1.6% of Total Investments)
10,000	North Carolina Turnpike Authority, Triangle Expressway System State Annual Appropriation	1/19 at 100.00	AA	11,253,500
	Revenue Bonds, Federally Taxable Issuer Subsidy Build America Bonds, Series 2009B,
	6.700%, 1/01/39
	Ohio – 5.6% (4.6% of Total Investments)
10,700	American Municipal Power Inc., Ohio, Combined Hydroelectric Projects Revenue Bonds, Build	No Opt. Call	A	14,835,229
	America Bond Series 2010B, 7.834%, 2/15/41
25	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Taxable	No Opt. Call	AA	26,078
	Series 2013B, 4.532%, 1/01/35
15,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Build America	11/20 at 100.00	AA+	16,936,050
	Taxable Bonds, Series 2010, 6.038%, 11/15/40
25,725	Total Ohio			31,797,357
	Oregon – 2.8% (2.3% of Total Investments)
4,000	Oregon Department of Administrative Services, Certificates of Participation, Federally Taxable	5/20 at 100.00	AA	6,501,200
	Build America Bonds, Tender Option Bond Trust TN-011, 26.604%, 5/01/35 (IF) (4)
8,790	Warm Springs Reservation Confederated Tribes, Oregon, Tribal Economic Development Bonds,	No Opt. Call	A3	9,498,826
	Hydroelectric Revenue Bonds, Pelton Round Butte Project, Refunding Series 2009A,
	8.250%, 11/01/19
12,790	Total Oregon			16,000,026
	Pennsylvania – 1.1% (0.9% of Total Investments)
1,915	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Build America	No Opt. Call	A+	2,217,493
	Taxable Bonds, Series 2009D, 6.218%, 6/01/39
2,000	Pennsylvania State, General Obligation Bonds, Build America Taxable Bonds, Third Series 2010B,	7/20 at 100.00	Aa3	2,235,060
	5.850%, 7/15/30
1,420	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Build America Taxable Bonds, Series	No Opt. Call	A+	1,704,412
	2009A, 6.105%, 12/01/39
5,335	Total Pennsylvania			6,156,965
	South Carolina – 2.8% (2.3% of Total Investments)
3,220	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	AA–	4,023,293
	Federally Taxable Build America Series 2010C, 6.454%, 1/01/50
205	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	AA–	460,707
	Federally Taxable Build America Tender Option Bond Trust T30002, 28.950%, 1/01/50 (IF)
8,985	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	AA–	11,226,488
	Federally Taxable Build America, Series 2010C, 6.454%, 1/01/50 (UB)
12,410	Total South Carolina			15,710,488
	Tennessee – 1.7% (1.4% of Total Investments)
5,000	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee,	No Opt. Call	A1	6,379,000
	Tourism Tax Revenue Bonds, Build America Taxable Bonds, Series 2010A-2, 7.431%, 7/01/43
2,630	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee,	No Opt. Call	Aa3	3,263,883
	Tourism Tax Revenue Bonds, Build America Taxable Bonds, Subordinate Lien Series 2010B,
	6.731%, 7/01/43
7,630	Total Tennessee			9,642,883
	Texas – 10.9% (8.9% of Total Investments)
9,280	Dallas Convention Center Hotel Development Corporation, Texas, Hotel Revenue Bonds, Build	No Opt. Call	A+	11,571,046
	America Taxable Bonds, Series 09B, 7.088%, 1/01/42
2,200	Dallas Independent School District, Dallas County, Texas, General Obligation Bonds, School	2/21 at 100.00	AAA	2,557,918
	Building, Build America Taxable Bond Series 2010C, 6.450%, 2/15/35
15,000	North Texas Tollway Authority, System Revenue Bonds, Taxable Build America Bond Series 2009B,	No Opt. Call	A2	20,200,049
	6.718%, 1/01/49
10,000	North Texas Tollway Authority, System Revenue Bonds, Taxable Build America Bonds, Series	2/20 at 100.00	Baa3	11,817,500
	2010-B2, 8.910%, 2/01/30
1,000	San Antonio, Texas, Electric and Gas System Revenue Bonds, Junior Lien, Build America Taxable	No Opt. Call	AA+	1,226,420
	Bond Series 2010A, 5.808%, 2/01/41
5,000	San Antonio, Texas, General Obligation Bonds, Build America Taxable Bonds, Series 2010B,	8/20 at 100.00	AAA	5,613,600
	6.038%, 8/01/40
7,015	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds,	No Opt. Call	AAA	8,656,300
	Series 2009A, 5.517%, 4/01/39
49,495	Total Texas			61,642,833
	Utah – 1.0% (0.8% of Total Investments)
4,000	Central Utah Water Conservancy District, Utah, Revenue Bonds, Federally Taxable Build America	4/20 at 100.00	AA+	4,341,480
	Bonds, Series 2010A, 5.700%, 10/01/40
1,000	Tooele County Municipal Building Authority, Utah, Lease Revenue Bonds, Build America Bond	12/20 at 100.00	A+	1,109,770
	Series 2010A-2, 8.000%, 12/15/32
5,000	Total Utah			5,451,250
	Virginia – 3.9% (3.2% of Total Investments)
14,800	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	No Opt. Call	BBB+	19,321,992
	Revenue Bonds, Build America Bonds, Series 2009D, 7.462%, 10/01/46 – AGC Insured
3,625	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B–	2,735,389
	Refunding Senior Lien Series 2007A, 6.706%, 6/01/46
18,425	Total Virginia			22,057,381
	Washington – 3.7% (3.0% of Total Investments)
4,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Federally Taxable Build America	No Opt. Call	AA	7,124,000
	Bonds, Tender Option Bond Trust T0001, 24.804%, 2/01/40 (IF) (4)
11,090	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds,	No Opt. Call	Aa3	13,601,330
	Build America Taxable Bond Series 2010B, 6.790%, 7/01/40
15,090	Total Washington			20,725,330
$ 557,365	Total Municipal Bonds (cost $614,888,786)			686,308,561

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.5% (0.5% of Total Investments)

	Diversified Consumer Services – 0.5% (0.5% of Total Investments)
$ 3,015	BCOM Investment Partners LLC, Taxable Notes, Series 2015	7.500%	9/01/45	N/R	$ 3,033,090
	(Burrell College of Osteopathic Medicine), 144A
$ 3,015	Total Corporate Bonds (cost $3,015,000)				3,033,090
	Total Long-Term Investments (cost $617,903,786)				689,341,651

Principal
Amount (000)	Description (1)		Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.8% (0.6% of Total Investments)

	REPURCHASE AGREEMENTS – 0.8% (0.6% of Total Investments)
$ 4,370	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/15,		0.000%	7/01/15	$ 4,369,575
	repurchase price $4,369,575, collateralized by $4,540,000 U.S. Treasury Notes,
	1.750%, due 4/30/22, value $4,460,550
	Total Short-Term Investments (cost $4,369,575)				4,369,575
	Total Investments (cost $622,273,361) – 122.5%				693,711,226
	Borrowings – (15.8)% (5), (6)				(89,500,000)
	Floating Rate Obligations – (9.4)%				(53,090,000)
	Other Assets Less Liabilities – 2.7% (7)				15,403,915
	Net Assets Applicable to Common Shares – 100%				$ 566,525,141

Investments in Derivatives as of June 30, 2015
Interest Rate Swaps outstanding:

		Fund			Fixed Rate				Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination		Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (8)	Date	Value	(Depreciation)
Barclays Bank PLC*	$ 47,600,000	Receive	3-Month USD-LIBOR-ICE	3.219%	Semi-Annually	1/15/16	1/15/44	$(2,182,421)	$(2,183,629)
Barclays Bank PLC*	49,300,000	Receive	3-Month USD-LIBOR-ICE	2.971	Semi-Annually	7/13/16	7/13/45	762,496	762,497
Morgan Stanley	121,000,000	Receive	1-Month USD-LIBOR-ICE	1.500	Monthly	12/01/15	12/01/19	(1,631,802)	(1,631,802)
	$217,900,000							$(3,051,727)	$(3,052,934)
* Citigroup is the clearing broker for this transaction.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$686,308,561	$ —	$686,308,561
Corporate Bonds	—	3,033,090	—	3,033,090
Short-Term Investments:
Repurchase Agreements	—	4,369,575	—	4,369,575
Investments in Derivatives:
Interest Rate Swaps*	—	(3,052,934)	—	(3,052,934)
Total	$ —	$690,658,292	$ —	$690,658,292
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2015, the cost of investments (excluding investments in derivatives) was $568,424,831.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30, 2015, were as follows:

Gross unrealized:
Appreciation	$76,092,004
Depreciation	(3,898,104)
Net unrealized appreciation (depreciation) of investments	$72,193,900

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by
Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	Borrowings as a percentage of Total Investments is 12.9%.
(6)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings.
(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.
(8)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
USD LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate Intercontinental Exchange

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Build America Bond Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         August 28, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         August 28, 2015